Submission	Jan. 22, 2026
Submission [Line Items]
Central Index Key	0001275168
Registrant Name	Five Star Bancorp
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A